Summary Section Perritt MicroCap Opportunities Fund
Investment Objective:
The Perritt MicroCap Opportunities Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	PERRITT MICROCAP OPPORTUNITIES FUND PERRITT MICROCAP OPPORTUNITIES FUND - Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PERRITT MICROCAP OPPORTUNITIES FUND PERRITT MICROCAP OPPORTUNITIES FUND - Investor Class
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.27%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PERRITT MICROCAP OPPORTUNITIES FUND PERRITT MICROCAP OPPORTUNITIES FUND - Investor Class	129	403	697	1,534

Portfolio Turnover
The Fund pays transaction costs, such as commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41.5% of the average value of its portfolio.

Principal Investment Strategies:
The Fund normally invests at least 80% of its
net assets (plus any borrowings for investment purposes) in the common stocks of
United States companies with market capitalizations that are below  $500 million at the time of initial purchase, which the Fund's investment adviser refers to as "micro-cap" companies. The Fund invests in both value-priced and aggressive growth stocks. Generally, the Fund's investment adviser seeks to invest in companies with the following attributes:

·  Have demonstrated above-average growth in revenues and/or earnings;

·  Possess relatively low levels of long-term debt;

·  Have a high percentage of their shares owned by company management; and

·  Possess modest price-to-sales ratios and price-to-earnings ratios that are below their long-term annual growth rate.

At times, the Fund may invest in "special situations" such as companies that possess valuable patents, companies undergoing restructuring, and companies involved in large share repurchase programs.

Although the Fund seeks long-term capital appreciation, stocks may be sold in the short-term for several reasons. These include: (1) a company's market capitalization grows beyond  $1.5 billion; (2) a company's financial condition deteriorates to the point that the Fund's investment adviser believes that the company's long-term growth prospects may be impaired; (3) a company receives a purchase offer from another company; or (4) a company's price-to-sales ratio or price-to-earnings ratio expands to the point that the Fund's investment adviser believes the company's stock is significantly overvalued.

Generally, the Fund's portfolio contains 150 to 200 stocks. The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation.

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

·  Common Stocks: Common stocks occupy the most junior position in a company's capital structure. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Therefore, the price of common stocks may decline for a number of reasons. The price declines may be steep, sudden and/or prolonged.

·  Micro-Cap & Small Capitalization Companies: Micro-cap and small capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies. Generally, the share prices of stocks of micro-cap and small capitalization companies are more volatile than those of larger capitalization companies. Thus, the Fund's share price may increase and decrease by a greater percentage than the share prices of funds that invest in the stocks of large capitalization companies. Also, the returns of micro-cap and small capitalization company stocks may vary, sometimes significantly, from the returns of the overall market. In addition, micro-cap and small capitalization company stocks tend to perform poorly during times of economic stress. Relative to large capitalization company stocks, the stocks of micro-cap and small capitalization companies are thinly traded, and purchases and sales may result in higher transactions costs. For these reasons, the Fund is a suitable investment for only that part of an investor's capital that can be exposed to above-average risk.

·  Market Risk: The Fund may be exposed to "market risk." Market risk is the risk that stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

·  Manager Risk: The Fund may lose money if the Fund's investment strategy does not achieve the Fund's objective or the Fund's investment adviser does not implement the strategy properly.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of the Russell 2000® Index and the Russell Microcap® Index. Updated
performance information is available on the Fund's website at
www.perrittmutualfunds.com or by calling the Fund toll-free at 1-800-332-3133.
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Perritt MicroCap Opportunities Fund Year-by-Year Total Returns as of December 31

During the ten year period shown on the bar chart, the Fund's best and worst quarters are shown below:

              Highest Quarterly Return     Lowest Quarterly Return
               39.48% (June 30, 2009)    -33.21% (December 31, 2008)

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. If the Fund incurs a loss, which generates a tax benefit, the
Return After Taxes on Distributions and Sale of Fund Shares may be higher than the Fund's other return figures. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns PERRITT MICROCAP OPPORTUNITIES FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Russell 2000 Index	Russell 2000�� Index (reflects no deduction for fees expenses, or taxes)	26.85%	4.47%	6.33%	9.30%	Apr 11, 1988
Russell Microcap Index	Russell Microcap�� Index (reflects no deduction for fees, expenses, or taxes)	28.89%	1.19%	7.38%		Apr 11, 1988
PERRITT MICROCAP OPPORTUNITIES FUND - Investor Class	Perritt MicroCap Opportunities Fund Return Before Taxes	26.52%	3.77%	13.55%	9.76%	Apr 11, 1988
PERRITT MICROCAP OPPORTUNITIES FUND - Investor Class After Taxes on Distributions	Perritt MicroCap Opportunities Fund Return After Taxes on Distributions	26.52%	2.92%	12.78%	8.41%	Apr 11, 1988
PERRITT MICROCAP OPPORTUNITIES FUND - Investor Class After Taxes on Distributions and Sales	Perritt MicroCap Opportunities Fund Return After Taxes on Distributions and Sale of Fund Shares	17.24%	3.12%	12.03%	8.09%	Apr 11, 1988

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	PERRITT MICROCAP OPPORTUNITIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000820876
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PERRITT MICROCAP OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary Section Perritt MicroCap Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Perritt MicroCap Opportunities Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.50%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its
net assets (plus any borrowings for investment purposes) in the common stocks of
United States companies with market capitalizations that are below  $500 million at the time of initial purchase, which the Fund's investment adviser refers to as "micro-cap" companies. The Fund invests in both value-priced and aggressive growth stocks. Generally, the Fund's investment adviser seeks to invest in companies with the following attributes:

·  Have demonstrated above-average growth in revenues and/or earnings;

·  Possess relatively low levels of long-term debt;

·  Have a high percentage of their shares owned by company management; and

·  Possess modest price-to-sales ratios and price-to-earnings ratios that are below their long-term annual growth rate.

At times, the Fund may invest in "special situations" such as companies that possess valuable patents, companies undergoing restructuring, and companies involved in large share repurchase programs.

Although the Fund seeks long-term capital appreciation, stocks may be sold in the short-term for several reasons. These include: (1) a company's market capitalization grows beyond  $1.5 billion; (2) a company's financial condition deteriorates to the point that the Fund's investment adviser believes that the company's long-term growth prospects may be impaired; (3) a company receives a purchase offer from another company; or (4) a company's price-to-sales ratio or price-to-earnings ratio expands to the point that the Fund's investment adviser believes the company's stock is significantly overvalued.

Generally, the Fund's portfolio contains 150 to 200 stocks. The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation.

Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

·  Common Stocks: Common stocks occupy the most junior position in a company's capital structure. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Therefore, the price of common stocks may decline for a number of reasons. The price declines may be steep, sudden and/or prolonged.

·  Micro-Cap & Small Capitalization Companies: Micro-cap and small capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies. Generally, the share prices of stocks of micro-cap and small capitalization companies are more volatile than those of larger capitalization companies. Thus, the Fund's share price may increase and decrease by a greater percentage than the share prices of funds that invest in the stocks of large capitalization companies. Also, the returns of micro-cap and small capitalization company stocks may vary, sometimes significantly, from the returns of the overall market. In addition, micro-cap and small capitalization company stocks tend to perform poorly during times of economic stress. Relative to large capitalization company stocks, the stocks of micro-cap and small capitalization companies are thinly traded, and purchases and sales may result in higher transactions costs. For these reasons, the Fund is a suitable investment for only that part of an investor's capital that can be exposed to above-average risk.

·  Market Risk: The Fund may be exposed to "market risk." Market risk is the risk that stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

·  Manager Risk: The Fund may lose money if the Fund's investment strategy does not achieve the Fund's objective or the Fund's investment adviser does not implement the strategy properly.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of the Russell 2000® Index and the Russell Microcap® Index. Updated
performance information is available on the Fund's website at
www.perrittmutualfunds.com or by calling the Fund toll-free at 1-800-332-3133.
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of the Russell 2000�� Index and the Russell Microcap�� Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-332-3133
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.perrittmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Perritt MicroCap Opportunities Fund Year-by-Year Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten year period shown on the bar chart, the Fund's best and worst quarters are shown below:

              Highest Quarterly Return     Lowest Quarterly Return
               39.48% (June 30, 2009)    -33.21% (December 31, 2008)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the Fund's other return figures. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. If the Fund incurs a loss, which generates a tax benefit, the
Return After Taxes on Distributions and Sale of Fund Shares may be higher than the Fund's other return figures. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2010
PERRITT MICROCAP OPPORTUNITIES FUND | PERRITT MICROCAP OPPORTUNITIES FUND - Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRCGX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Annual Return 2001	rr_AnnualReturn2001	34.49%
Annual Return 2002	rr_AnnualReturn2002	0.46%
Annual Return 2003	rr_AnnualReturn2003	63.45%
Annual Return 2004	rr_AnnualReturn2004	17.14%
Annual Return 2005	rr_AnnualReturn2005	14.47%
Annual Return 2006	rr_AnnualReturn2006	13.72%
Annual Return 2007	rr_AnnualReturn2007	3.09%
Annual Return 2008	rr_AnnualReturn2008	(46.93%)
Annual Return 2009	rr_AnnualReturn2009	52.89%
Annual Return 2010	rr_AnnualReturn2010	26.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.21%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Perritt MicroCap Opportunities Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 11, 1988
PERRITT MICROCAP OPPORTUNITIES FUND | PERRITT MICROCAP OPPORTUNITIES FUND - Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Perritt MicroCap Opportunities Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 11, 1988
PERRITT MICROCAP OPPORTUNITIES FUND | PERRITT MICROCAP OPPORTUNITIES FUND - Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Perritt MicroCap Opportunities Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 11, 1988
PERRITT MICROCAP OPPORTUNITIES FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Index (reflects no deduction for fees expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 11, 1988
PERRITT MICROCAP OPPORTUNITIES FUND | Russell Microcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Microcap�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 11, 1988